GOODWILL (Tables)	9 Months Ended
Dec. 31, 2022
Goodwill Abstract
Schedule of IPR&D projects

(In thousands)	As of December 31, 2022	As of March 31, 2022

Balance, beginning of period	$43,324	$43,324
Tarus goodwill	538	–
Balance, end of period	$43,862	$43,324